UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

James Byrnes U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 – May 31, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

College and University

Facility Loan Trust One

Compiled Financial Statements

Six Months Ended May 31, 2008

Accountants’ Compilation Report

To the Owner Trustee of

College and University Facility

Loan Trust One

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the “Trust”), including the schedule of investments, as of May 31, 2008, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.  The financial information for the years ended November 30, 2007, 2006, 2005, 2004 and 2003, presented herein for comparative purposes, was audited by other auditors, whose reports thereon expressed an unqualified opinion, except for the effect on the 2007, 2006, 2005, 2004 and 2003 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust.  We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.  However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses.  Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting.  Accounting for the investments under the fair value method of accounting, based on the Trust’s estimate of fair value as described in Note 8, would result in an increase of approximately $6,902,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $6,902,000 as of May 31, 2008.

We are not independent with respect to College and University Facility Loan Trust One.

/s/ BDO Seidman, LLP

Boston, Massachusetts

July 30, 2008

College and University

Facility Loan Trust One

Statement of Assets and Liabilities

May 31,	2008

Assets:

Investments, at amortized cost, net of allowance for loan losses of $460,000 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)	$27,766,230
Cash	53,821
Prepaid expenses	16,703
Interest receivable	443,518
Deferred bond issuance costs (Note 2)	124,217

Total assets	28,404,489

Liabilities:

Bonds payable (Notes 3 and 8)	16,640,719
Interest payable (Note 3)	877,798
Accrued expenses and other liabilities	226,310
Distributions payable to Class B certificateholders (Note 5)	168,729

Total liabilities	17,913,556

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding - 1,001,643 certificates (Note 5)	1,001,643
Accumulated deficit (Notes 2 and 5)	(439,687)
Additional paid-in capital (Note 2)	9,928,977

Total net assets	$10,490,933

Net asset value per Class B certificate (based on 1,001,643 certificates outstanding)	$10.47

See accompanying accountants’ compilation report and notes to financial statements.

College and University

Facility Loan Trust One

Statement of Operations

Six months ended May 31,	2008

Investment income:
Interest income (Note 2)	$1,322,381

Expenses:
Interest expense (Notes 2 and 3)	897,117
Servicer fees (Note 4)	6,571
Trustee fees (Note 4)	20,209
Other trust and bond administration expenses	209,442

Total expenses	1,133,339

Net investment income	189,042

Net increase in net assets resulting from operations	$189,042

See accompanying accountants’ compilation report and notes to financial statements.

College and University

Facility Loan Trust One

Statement of Cash Flows

Six months ended May 31,	2008

Cash flows from operating activities:
Interest received	$706,987
Interest paid	(947,738)
Operating expenses paid	(234,397)
Net decrease in funds held under investment agreements	874,616
Principal payments on Loans	1,518,012

Net cash provided by operating activities	1,917,480

Cash flows from financing activities:
Principal repayments on Bonds	(1,325,872)
Distributions to Class B certificateholders	(695,464)

Net cash used for financing activities	(2,021,336)

Net decrease in cash	(103,856)

Cash, beginning of period	157,677

Cash, end of period	$53,821

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$189,042
Decrease in interest receivable	17,488
Increase in prepaid expense	(16,703)
Increase in accrued expenses and other liabilities	18,528
Decrease in Bond interest payable	(69,940)
Decrease in investment contracts	874,616
Decrease in loan principal balance	1,518,012
Amortization of deferred Bond issuance costs	19,319
Amortization of purchase discount on Loans	(632,882)

Net cash provided by operating activities	$1,917,480

See accompanying accountants’ compilation report and notes to financial statements.

College and University

Facility Loan Trust One

Statement of Changes in Net Assets

(Note 2(f))

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2008	2007

From operations:
Net investment income	$189,042	$840,705
Reduction in reserve for loan losses	—	100,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	189,042	940,705

Capital certificate transactions:
Distributions to Class B certificateholders (Notes 1 and 5)	(168,729)	(1,010,805)

Net change in net assets	20,313	(70,100)

Net assets:
Beginning of period	10,470,620	10,540,720

End of period	$10,490,933	$10,470,620

See accompanying accountants’ compilation report and notes to financial statements.

College and University

Facility Loan Trust One

Financial Highlights

(Notes 1 and 5)

	Six Months
	Ended
	May 31,		Years Ended November 30,
	2008		2007		2006		2005		2004		2003

Net asset value, beginning of period	$10.45		$10.52		$10.86		$10.88		$10.88		$10.86

Net investment income	0.19		0.84		.66		2.14		2.08		1.29

Reduction of reserve for loan losses	—		0.10		.10		.20		.10		—

Distributions to Class B certificateholders	(0.17)		(1.01)		(1.10)		(2.36)		(2.18)		(1.27)

Net asset value, end of period	$10.47		$10.45		$10.52		$10.86		$10.88		$10.88

Total investment return (a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$10,490,933		$10,470,620		$10,540,720		$10,882,199		$10,902,371		$10,902,395

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	21.63	% (b) (c)	23.47	%(b)	26.24	% (b)	30.05	% (b)	33.79	% (b)	37.84	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	3.61	%(c)	8.00%		6.20%		19.66%		19.12%		11.93%

Number of Class B certificates outstanding, end of period	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)        The Trust’s investments are recorded at amortized cost as discussed in Note 2.  Accordingly, the financial statements do not reflect the market value of such investments.  For this reason, management believes that no meaningful information can be provided regarding “Total Investment Return” and has not included information under that heading.  In addition, as the Trust’s investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b)        Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 4.51%(c) 4.28%, 4.24%, 4.83%, 4.51% and 4.22% in 2008, 2007, 2006, 2005, 2004 and 2003, respectively.

(c)         Annualized.

See accompanying accountants’ compilation report and notes to financial statements.

College and University

Facility Loan Trust One

Notes to Financial Statements

1.        Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee.  The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds).  The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000.  The Bonds constitute full recourse obligations of the Trust.  The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements.  The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program.   The Loans, which have been assigned to The Bank of New York, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues.  As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years.  Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

See accompanying accounts’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

1.        Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture.  On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority:  to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement.  Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans.  In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.         Summary of Significant Accounting Policies

(a)                      College and University Facility Loans

The Loans were purchased and recorded at a discount below par.  Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss.  Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan.  When a Loan prepays, the remaining discount is recognized as interest income.  The remaining balance of the purchase discount on the Loans as of May 31, 2008 was approximately $7,361,000.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(a)       College and University Facility Loans (Continued)

The Trust’s policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful.  When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received.  Payments are generally applied to interest first, with the balance, if any, applied to principal.  At May 31, 2008, no loans have been placed on non-accrual status.

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1)               a valuation allowance for loans identified as impaired,

(2)               a formula-based general allowance for the various loan portfolio classifications, and

(3)               an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement.  Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk.  As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases.  The sum of these allocations comprise the Trust’s formula-based general allowance.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(a)       College and University Facility Loans (Continued)

In addition to the valuation and formula-based general allowance, there is an unallocated allowance.  This element recognizes the estimation risks associated with the valuation and formula-based models.  It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting.  However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

(b)                   Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%.  These investments are carried at amortized cost.  These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting.  However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(c) Fair Value Measurements

Effective December 1, 2007, the Trust adopted Statement of Financial Standards, No. 157, Fair Value Measurements, (SFAS No. 157). In February 2008, the Fair Accounting Standards Board, or the FASB, issued a staff position that delays the effective date of SFAS No. 157 for all nonfinancial assets and liabilities except for those recognized or disclosed at least annually. Therefore, the Trust has adopted the provisions of SFAS No. 157 with respect to its financial assets and liabilities only. SFAS No. 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measure date. Valuation techniques used to measure fair value under SFAS No. 157 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

See Note 8 for a description of the impact of the adoption of this statement on the Trust’s results of operations and financial condition.

(d)                   Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year.  Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values.  Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

The Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (“FIN 48”) effective December 1, 2007. FIN 48 requires management to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Trust. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Trust’s financial statements and no cumulative effect adjustments were recorded. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)                    Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

(f)        Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.”  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

2.        Summary of Significant Accounting Policies (Continued)

(f)       Presentation of Capital Distributions (Continued)

As of November 30, 2006, all tax earnings and profits have been distributed.  Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital.  This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2008; however, the amount cannot be reasonably estimated at May 31, 2008.

(g)       Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended.  On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses.  The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances.  These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources.  These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies.  Actual results may differ from these estimates under different assumptions or conditions.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

3.        Bonds

The Bonds outstanding at May 31, 2008 consist of the following:

			Principal
	Interest	Stated	Amount
Type	Rate	Maturity	(000’s)

Term	10.55%	December 1, 2014	$16,641

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments.  The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.  Interest on the Bonds is payable semiannually.

On June 1, 2008, the Trust made the mandatory redemption of $1,458,781 on the Bonds.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

3.                        Bonds (Continued)

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2008, are as follows:

Amount
Fiscal Year	(000’s)

2008	$1,459
2009	2,794
2010	2,698
2011	2,662
2012	2,359
Thereafter	4,669

Total	$16,641

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement.  There are currently no loans in default.  The cash flows from the June 1, 2008 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $6,491,026, as required by the Indenture.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

4.                        Administrative Agreements

(a)       Servicer

As compensation for the services provided under the servicing agreement, Capmark Finance, Inc., formerly GMAC Commercial Mortgage, receives a servicing fee.  This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year.  For the six months ended May 31, 2008, this fee totaled $6,571.

(b)                     Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•                  The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $7,912 and $8,791, respectively, for the six months ended May 31, 2008.

•                  The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee.  The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee.  In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses.  For the six months ended May 31, 2008, total Bond Trustee fees and related expenses amounted to $3,506.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

5.        Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis.  On June 1, 2008, a distribution of $168,729 was made to the Class B certificateholders.  This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.  The certificateholders shall each be entitled to one vote per certificate.

6.                        Allowance for Loan Losses

An analysis of the allowance for loan losses for the six months ended May 31, 2008 is summarized as follows:

Balance, beginning of period	$460,000
Reduction in reserve for loan losses	—
Charge-offs	—

Balance, end of period	$460,000

At May 31, 2008, there were no recorded investments in loans that are considered to be impaired.  See Note 2(a) for a discussion of the Trust’s impaired loan accounting policy.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

7.         Loans

Scheduled principal and interest payments on the Loans as of May 31, 2008, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2008	$1,336	$362	$1,698
2009	2,860	659	3,519
2010	2,709	571	3,280
2011	2,579	488	3,067
2012	2,551	408	2,959
Thereafter	11,349	1,106	12,455

Total	$23,384	$3,594	$26,978

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2008.

		Amortized
	Number	Cost
Type of Collateral	of Loans	(000’s)%

Loans secured by a first mortgage	34	$9,658	60.3%

Loans not secured by a first mortgage	20	6,365	39.7%

Total Loans	54	$16,023	100.0%

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

7.         Loans (Continued)

		Amortized
	Number	Cost
Type of Institution	of Loans	(000’s)%

Private	35	$8,946	55.8%

Public	19	7,077	44.2%

Total Loans	54	$16,023	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education.  The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting.  As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

8.        Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to public market information or to other fair value information.  Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust’s net assets or the amounts that would result from the sale or settlement of the related financial instruments.  Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments.  In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds.  Accordingly, the Trust has estimated the fair values of its financial instruments both Loans and Bonds, using a discounted cash flow methodology.  This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes.  In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments.  All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate and schedule payments on the Bonds.

Similarly, the fair values of the Trust’s investment agreements also exceed the carrying values of these investments. The fair values of these long-term fix-maturity investments are determined by adding a market rate adjustment to the carrying value of the investment. This market rate adjustment is calculated using the net present value of the difference between future interest income to the trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon the 20 year Treasury bill rate at May 31, 2008. As the current market interest rate approaches the original interest rate of the investment, the fair value of the investment approaches the carrying value.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust One

Notes to Financial Statements

8.        Fair Value of Financial Instruments (Continued)

The estimated fair value of each category, which were determined using level 3 inputs as defined in SFAS No. 157 of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2008 are as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$15,563	*	$21,309

Investment Agreements:
Revenue Fund	9,603		10,068
Liquidity Fund	2,600		3,291

	$27,766		$34,668

Bonds payable	$16,641		$19,945

*Net of allowance for loan losses of $460,000.

College and University

Facility Loan Trust One

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

May 31, 2008

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (56.1%)
	ALABAMA
$120	Birmingham-Southern College	3.00	10/01/2010	12.47	$105
1,196	University of Alabama	3.00	05/01/2021	12.27	710
173	University of Montevallo	3.00	05/01/2023	12.30	96
	CALIFORNIA
443	Azusa Pacific University	3.00	04/01/2017	12.96	288
860	California State University	3.00	11/01/2012	10.57	721
185	Monterey Peninsula College	3.00	10/01/2018	11.95	121
275	San Diego State University	3.00	11/01/2021	11.93	165
575	San Francisco State University	3.00	11/01/2021	11.93	346
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	68
175	Taylor University	3.00	10/01/2010	12.45	153
1,020	University of Notre Dame	3.00	04/01/2018	12.95	639
	KANSAS
30	Emporia State University	3.00	04/01/2009	12.33	27
	MARYLAND
770	Western Maryland College	3.00	11/01/2016	12.44	534
	MASSACHUSETTS
148	Atlantic Union College	3.00	05/01/2023	12.68	80
628	Boston University	3.00	12/31/2022	11.87	359
47	Springfield College	3.00	05/01/2011	12.59	40
	MICHIGAN
720	Albion College	3.00	10/01/2015	12.51	513
100	Alma College	3.00	04/01/2010	11.87	88
2,089	Finlandia University	3.00	08/01/2014	12.70	1,187
	MINNESOTA
720	Augsburg College	3.00	04/01/2016	12.95	486
325	College of St. Thomas	3.00	04/01/2017	12.95	211
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	20
88	Tougaloo College	3.00	06/01/2021	12.44	51
	MISSOURI
58	Missouri Southern State College	3.00	12/01/2008	10.56	53
32	Missouri Western State College	3.00	10/01/2008	11.77	31
	NEBRASKA
59	University of Nebraska	3.00	07/01/2013	10.59	47

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW HAMPSHIRE
200	Daniel Webster College	3.00	04/01/2019	12.99	120
177	New England College	3.625	10/01/2013	12.37	141
615	New England College	3.00	04/01/2019	12.96	373
	NEW JERSEY
75	Fairleigh Dickinson University	3.00	11/01/2020	12.09	46
	NEW YORK
359	Long Island University	3.00	06/01/2016	12.34	248
755	Sarah Lawrence College	3.00	11/01/2021	12.64	444
	NORTH CAROLINA
69	Montreat-Anderson College	3.00	12/01/2019	12.19	43
805	University of North Carolina	3.00	01/01/2018	11.49	537
	OHIO
1,015	Case Western Reserve University	3.00	04/01/2016	10.54	748
100	University of Steubenville	3.375	04/01/2012	12.88	80
184	University of Steubenville	3.00	04/01/2017	12.96	119
	PENNSYLVANIA
352	Carnegie - Mellon University	3.00	11/01/2017	10.45	255
380	Harcum Junior College	3.00	11/01/2015	12.44	274
210	Susquehanna University	3.625	11/01/2014	12.32	160
63	Swarthmore College	3.00	11/01/2013	12.30	48
233	Temple University	3.375	11/01/2014	11.99	182
	RHODE ISLAND
226	Community College of Rhode Island	3.00	04/01/2018	12.10	150
	SOUTH CAROLINA
549	College of Charleston	3.00	07/01/2016	12.02	385
435	Morris College	3.00	11/01/2013	12.42	336
	TENNESSEE
41	Bryan College	3.00	02/01/2010	12.68	36
116	Vanderbilt University	3.00	06/30/2009	10.39	107
	TEXAS
51	Laredo Junior College	3.00	08/01/2009	11.82	46
80	St. Edward’s University	3.625	04/01/2013	12.80	62
283	Texas Tech University	3.625	03/01/2013	10.80	230
1,645	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,382
	VERMONT
685	Middlebury College	3.00	04/01/2018	12.87	457
1,780	University of Vermont	3.00	10/01/2019	12.19	1,119

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	VIRGINIA
970	Old Dominion University	3.00	06/01/2013	11.70	756
23,384	Total College and University Loans				16,023

	Allowance for Loan Losses				460

	Net Loans of the Trust				15,563

	INVESTMENT AGREEMENTS (43.9%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
9,603	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	9,603
12,203	Total Investment Agreements				12,203
$35,587	Total Investments (100.0%)				$27,766

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

The accompanying notes are an integral part of this schedule.

ITEM 2.  CODE OF ETHICS

Not applicable to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12.  EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1) Code of ethics or amendments: not applicable to the registrant.

(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3) Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

(4) Attestation Report of Independent Accountants, Deloitte & Touche, LLP, is attached.

(5) Servicer reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the Servicer Agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2008